SUPPLEMENTARY INFORMATION TO STATEMENTS OF COMPREHENSIVE INCOME - Disclosure of financial expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Supplementary Information To Statements Of Comprehensive Income Abstract
Share options	$ 0	$ (239)	$ (10,126)
Exchange rate differences	(138)	(53)	(1,595)
Loss from marketable securities, net	0	(769)	(114)
Interest	(1,296)	(1,033)	(529)
Call+Put options	(89)	0	(677)
Others	(268)	(261)	(312)
Financial expenses	$ (1,791)	$ (2,355)	$ (13,353)